POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - DEFINED CONTRIBUTION RETIREMENT PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Defined Contribution Plan Disclosure [Line Items]
Defined Contribution Plan, Cost	$ 292	$ 270	$ 292
UNITED STATES
Defined Contribution Plan Disclosure [Line Items]
Defined Contribution Plan Contribution Rate	14.00%	14.00%	14.00%